Note 4 - Commitments - 10Q (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 01, 2025
Lessee, Operating Lease, Term of Contract							3 years
Operating Lease, Weighted Average Remaining Lease Term					2 years 9 months 18 days
Operating Lease, Expense					$ 228,341	$ 187,527
Office Lease [Member]
Operating Lease, Weighted Average Remaining Lease Term	2 years 3 months 18 days		2 years 3 months 18 days
Laboratory Lease [Member]
Operating Lease, Weighted Average Remaining Lease Term	3 months 18 days		3 months 18 days
Office and Laboratory Lease Agreement [Member]
Operating Lease, Expense	$ 78,045	$ 48,177	$ 154,418	$ 96,355